Loss on impairment of long-lived assets (Details) $ in Millions	1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Feb. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long lived assets		$ 0	$ 0		$ 152	$ 4,108
Loss on impairment of long-lived assets	$ 152	$ 0	$ 0		$ 152	$ 4,087
Secured Credit Facilities | Discount rate | Discounted cash flow
Impaired Long-Lived Assets Held and Used [Line Items]
Fair value, cost of debt percent			0.118	0.118	0.170
Drilling units
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long lived assets				$ 4,100
Loss on impairment of long-lived assets					$ 152